Basis of Presentation and General Information (Tables)	6 Months Ended
Jun. 30, 2026
Basis of Presentation and General Information [Abstract]
Subsidiaries
During the six-month period ended June 30, 2026, the Company was the sole owner of all outstanding shares of the following subsidiary companies. The following list is not exhaustive as the Company has other subsidiaries relating to vessels that have been sold and that remain dormant for the periods presented in these unaudited interim condensed consolidated financial statements as well as intermediary companies that are 100% subsidiaries of the Company that own shipowning companies.
Companies	Date of Incorporation	Country of Incorporation	Activity
Top Tanker Management Inc.	May 2004	Marshall Islands	Management company
Top Mega Yachts Inc.	March 2024	Marshall Islands	Holding company (dormant)

Wholly owned Shipowning Companies (“SPC”) with vessels in operation and under construction		Date of Incorporation	Country of Incorporation	Vessel	Delivery Date
1	PCH Dreaming Inc.	January 2018	Marshall Islands	M/T Eco Marina Del Ray	March 2019
2	Eco Oceano Ca Inc.	December 2020	Marshall Islands	M/T Eco Oceano Ca	March 2022
3	Julius Caesar Inc.	May 2020	Marshall Islands	M/T Julius Caesar	January 2022
4	Legio X Inc.	December 2020	Marshall Islands	M/T Legio X Equestris	March 2022
5	Seawolf Ventures Limited	August 2015	Marshall Islands	M/Y Para Bellvm	August 2023
6	Roman Shark I Inc.	January 2026	Marshall Islands	Hull 25110054	Q2 2028
7	Roman Shark II Inc.	January 2026	Marshall Islands	Hull 25110055	Q4 2028
8	Roman Shark III Inc.	January 2026	Marshall Islands	Hull 25110056	Q1 2029
9	Roman Shark IV Inc.	January 2026	Marshall Islands	Hull 25110057	Q2 2029
10	Roman Shark V Inc.	January 2026	Marshall Islands	Hull 25110058	Q2 2029
11	Roman Shark VI Inc.	January 2026	Marshall Islands	Hull 25110059	Q2 2029
12	Roman Shark VII Inc.	January 2026	Marshall Islands	Hull 25110060	Q3 2029
13	Roman Shark VIII Inc.	January 2026	Marshall Islands	Hull 25110061	Q4 2029
14	Roman Shark X Inc.	January 2026	Marshall Islands	Hull 25110063	Q4 2029

50% Owned Companies
During the six-month period ended June 30, 2026, the Company was the owner of 50% of outstanding shares of the following companies.
	SPC	Date of Incorporation	Country of Incorporation	Vessel	Delivery Date
1	California 19 Inc.	May 2019	Marshall Islands	M/T Eco Yosemite Park	March 2020
2	California 20 Inc.	May 2019	Marshall Islands	M/T Eco Joshua Park	March 2020

Transfer of Assets	The amount of the consideration received in excess of the historical carrying value of the net assets disposed is recognized as an addition to the Company’s additional paid in capital net of accumulated other comprehensive income of Roman Explorer Inc. derecognized at the date of transfer, and presented as Excess of consideration over the carrying value of disposed assets in the Company’s unaudited interim condensed consolidated statement of stockholders’ equity for the six months ended June 30, 2026. An analysis of the Excess consideration over the carrying value of acquired assets is presented in the table below:

As of June 30,	2026
Consideration	38,000
Less: Carrying value of net assets of companies disposed	(18,304)
Excess consideration over disposed assets	19,696